Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Asset-Backed Securities - 39 .0%
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) $ 1,947,248 $ 2,000,173
ACHV ABS TRUST, 8.4700%, 3/18/30 (144A) 1,035,853 1,049,581
ACHV ABS TRUST, 6.4200%, 4/25/31 (144A) 35,282 35,555
Affirm Asset Securitization Trust, 7.8100%, 9/15/28 (144A) 250,000 250,713
Affirm Asset Securitization Trust, 8.7800%, 9/15/28 (144A) 250,000 251,012
Affirm Asset Securitization Trust, 8.2500%, 11/15/28 (144A) 194,841 194,841
Affirm Asset Securitization Trust, 6.1600%, 2/15/29 (144A) 500,000 502,025
Affirm Asset Securitization Trust, 6.1600%, 2/15/29 (144A) 3,392,000 3,405,734
Affirm Asset Securitization Trust, 6.8900%, 2/15/29 (144A) 700,000 704,925
Affirm Asset Securitization Trust, 6.8900%, 2/15/29 (144A) 500,000 503,307
Affirm Asset Securitization Trust, 6.5700%, 5/15/29 (144A) 2,500,000 2,511,489
Affirm Master Trust, 5.6000%, 7/15/33 (144A) 7,500,000 7,519,037
Alloya Auto Receivables Trust, 4.9900%, 3/25/30 (144A) 900,000 895,424
Ally Auto Receivables Trust, 5.8000%, 2/16/32 (144A) 500,000 505,082
Ally Bank Auto Credit-Linked Notes, 7.9170%, 5/17/32 (144A) 463,683 471,791
Ally Bank Auto Credit-Linked Notes, 9.8920%, 5/17/32 (144A) 590,679 607,875
Ally Bank Auto Credit-Linked Notes, 12.7480%, 5/17/32 (144A) 354,407 356,866
Ally Bank Auto Credit-Linked Notes, 6.6780%, 9/15/32 (144A) 1,431,302 1,435,552
Ally Bank Auto Credit-Linked Notes, 8.0360%, 9/15/32 (144A) 1,359,737 1,372,038
Alterna Funding III LLC, 7.1360%, 5/16/39 (144A) 1,929,763 1,939,296
Amur Equipment Finance Receivables XIII LLC, 9.6600%, 4/20/32 (144A) 375,000 383,658
Amur Equipment Finance Receivables XIV LLC, 8.8800%, 10/20/32 (144A) 500,000 509,437
Amur Equipment Finance Receivables XV LLC, 5.6800%, 8/20/32 (144A) 3,129,000 3,148,564
Arivo Acceptance Auto Loan Receivables Trust, 6.8700%, 6/17/30 (144A) 1,500,000 1,531,740
Auxilior Term Funding LLC, 10.9700%, 12/15/32 (144A) 200,000 202,931
Avis Budget Rental Car Funding AESOP LLC, 3.7100%, 8/20/27 (144A) 5,000,000 4,894,618
Avis Budget Rental Car Funding AESOP LLC, 7.3100%, 6/20/29 (144A) 4,868,000 4,919,625
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.0500%, 6.4000%,
12/26/31 (144A)
‡
1,091,331 1,098,640
Bayview Opportunity Master Fund VII LLC, SOFR30A + 3.6000%, 7.9500%,
12/26/31 (144A)
‡
771,804 783,744
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.8000%, 6.1500%,
6/25/47 (144A)
‡
790,635 787,486
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.7500%, 7.1000%,
6/25/47 (144A)
‡
768,045 786,506
Bayview Opportunity Master Fund VII Trust, 6.3600%, 7/16/29 (144A) 500,000 511,816
BHG Securitization Trust, 5.8100%, 4/17/35 (144A) 185,843 189,367
BHG Securitization Trust, 6.4900%, 4/17/35 (144A) 486,521 493,652
Blue Bridge Funding LLC, 9.4800%, 11/15/30 (144A) 200,000 202,966
Blue Bridge Funding LLC, 9.5000%, 11/15/30 (144A) 546,000 524,798
Brex Commercial Charge Card Master Trust, 6.6800%, 7/15/27 (144A) 1,500,000 1,510,674
Bridgecrest Lending Auto Securitization Trust, 6.0300%, 11/15/29 500,000 509,648
Business Jet Securities LLC, 6.9240%, 5/15/39 (144A) 1,620,268 1,652,374
CarMax Auto Owner Trust, 6.0000%, 7/15/30 1,620,000 1,645,487
Carvana Auto Receivables Trust, 3.1600%, 6/12/28 (144A) 4,757,933 4,651,679
Carvana Auto Receivables Trust, 5.6600%, 3/10/33 (144A) 2,294,735 2,294,623
CF Hippolyta Issuer LLC, 1.6900%, 7/15/60 (144A) 1,596,717 1,361,201
Chase Auto Credit Linked Notes, 6.0240%, 2/25/33 (144A) 5,498,791 5,463,394
Chase Auto Credit Linked Notes, 6.9960%, 2/25/33 (144A) 2,428,795 2,453,396
Chase Auto Owner Trust, 4.9300%, 12/26/30 (144A) 1,750,000 1,747,520
Chase Auto Owner Trust, 5.2400%, 11/26/32 (144A) 3,600,000 3,598,730
Coinstar Funding LLC, 5.2160%, 4/25/47 (144A) 2,752,500 2,538,443
Commonbond Student Loan Trust, 4.0000%, 5/25/40 (144A) 103,500 100,051
Commonbond Student Loan Trust, 4.0000%, 10/25/40 (144A) 106,143 100,699

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Commonbond Student Loan Trust, 3.4700%, 5/25/41 (144A) $ 172,925 $ 156,719
Commonbond Student Loan Trust, 4.1200%, 9/25/45 (144A) 84,418 77,014
Commonbond Student Loan Trust, 4.2500%, 2/25/46 (144A) 98,238 95,420
Commonbond Student Loan Trust, 1.4000%, 3/25/52 (144A) 201,386 154,878
Compass Datacenters Issuer II LLC, 5.7500%, 2/25/49 (144A) 1,000,000 1,005,934
Compass Datacenters Issuer II LLC, 5.9990%, 8/25/49 (144A) 4,500,000 4,545,469
Compass Datacenters Issuer II LLC, 5.9990%, 8/25/49 (144A) 3,250,000 3,266,209
Compass Datacenters Issuer II LLC, 5.7560%, 5/25/50 (144A) 5,000,000 5,006,596
CP EF Asset Securitization II LLC, 7.4800%, 3/15/32 (144A) 151,814 153,137
CP EF Asset Securitization II LLC, 7.5600%, 3/15/32 (144A) 250,000 245,998
CP EF Asset Securitization II LLC, 7.7700%, 3/15/32 (144A) 250,000 254,883
CPC Asset Securitization III LLC, 13.4500%, 8/15/30 (144A) 1,000,000 999,874
Crockett Partners Equipment Co. IIA LLC, 6.7800%, 1/20/31 (144A) 817,205 829,808
Crockett Partners Equipment Co. IIA LLC, 10.1600%, 1/20/31 (144A) 817,205 843,307
CyrusOne Data Centers Issuer I LLC, 5.4500%, 4/20/48 (144A) 218,055 215,538
CyrusOne Data Centers Issuer I LLC, 5.5600%, 11/20/48 (144A) 150,000 150,808
CyrusOne Data Centers Issuer I LLC, 4.7600%, 3/22/49 (144A) 735,000 721,522
Dext ABS LLC, 8.3000%, 5/15/34 (144A) 300,000 318,165
Drive Auto Receivables Trust, 5.4100%, 9/15/32 4,077,000 4,102,328
Exeter Automobile Receivables Trust, 5.8400%, 6/17/30 500,000 507,103
Exeter Automobile Receivables Trust, 7.8900%, 8/15/31 (144A) 750,000 780,691
Exeter Automobile Receivables Trust, 7.8400%, 10/15/31 (144A) 2,700,000 2,816,268
Exeter Select Automobile Receivables Trust, 5.3400%, 1/15/32 2,200,000 2,192,263
ExteNet Issuer LLC, 8.2720%, 7/25/54 (144A) 2,500,000 2,536,592
ExteNet Issuer LLC, 9.0500%, 7/25/54 (144A) 1,500,000 1,543,170
FHF Issuer Trust, 6.2600%, 3/15/30 (144A) 1,200,000 1,221,689
FHF Issuer Trust, 6.4300%, 7/15/30 (144A) 1,202,000 1,232,004
FHF Issuer Trust, 7.4200%, 5/15/31 (144A) 1,000,000 1,033,057
FHF Issuer Trust, 5.6900%, 8/15/31 (144A) 2,854,000 2,872,639
FHF Issuer Trust, 7.1500%, 9/15/31 (144A) 2,373,000 2,449,536
FIGRE Trust, 6.7490%, 3/25/54 (144A)
‡
1,077,305 1,096,577
FIGRE Trust, 6.2290%, 7/25/54 (144A)
‡
2,933,308 2,955,557
FIGRE Trust, 5.2520%, 9/25/54 (144A)
‡
227,111 225,499
FIGRE Trust, 5.3010%, 9/25/54 (144A)
‡
813,814 805,771
FIGRE Trust, 5.7750%, 3/25/55 (144A)
‡
1,140,489 1,142,761
FIGRE Trust, 5.5600%, 5/25/55 (144A)
‡
11,491,850 11,499,415
FIGRE Trust, 5.7100%, 5/25/55 (144A)
‡
1,912,281 1,907,964
FIGRE Trust, 5.9100%, 5/25/55 (144A)
‡
1,912,281 1,907,859
FIGRE Trust, 5.7580%, 6/25/55 (144A)
‡
1,073,752 1,070,248
FIGRE Trust, 5.4080%, 7/25/55 (144A)
‡
1,714,000 1,710,245
FIGRE Trust, 5.6080%, 7/25/55 (144A)
‡
1,613,995 1,604,165
FIGRE Trust, 5.7090%, 7/25/55 (144A)
‡
2,085,056 2,072,353
Finance of America Structured Securities Trust, 3.5000%, 2/25/74 (144A)
Ç
902,391 875,157
Finance of America Structured Securities Trust, 3.5000%, 4/25/74 (144A)
Ç
2,228,017 2,154,391
FinBe USA Trust, 6.6000%, 12/16/30 (144A) 3,250,000 3,266,142
Fora Financial Asset Securitization LLC, 6.3300%, 8/15/29 (144A) 4,333,000 4,345,786
Foundation Finance Trust, 9.1000%, 6/15/49 (144A) 1,054,756 1,119,972
Foundation Finance Trust, 8.1300%, 12/15/49 (144A) 1,298,323 1,364,386
Foundation Finance Trust, 5.0900%, 4/15/52 (144A) 5,000,000 4,952,822
FREED ABS Trust, 3.3500%, 3/19/29 (144A) 55,237 55,004
GLS Auto Select Receivables Trust, 7.9300%, 7/15/30 (144A) 400,000 426,773
Gracie Point International Funding, SOFR90A + 4.5000%, 8.8483%, 9/1/26
(144A)
‡
2,000,000 1,998,072

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Gracie Point International Funding LLC, SOFR90A + 2.1000%, 6.4476%, 3/1/28
(144A)
‡
$ 1,724,000 $ 1,721,895
Gracie Point International Funding LLC, SOFR90A + 3.5000%, 7.8476%, 3/1/28
(144A)
‡
500,000 497,797
Gracie Point International Funding LLC, SOFR90A + 7.1500%, 11.4976%, 3/1/28
(144A)
‡
600,000 600,395
Hilton Grand Vacations Trust, 5.5200%, 5/27/42 (144A) 3,752,198 3,735,123
Hotwire Funding LLC, 4.4590%, 11/20/51 (144A) 4,500,000 4,371,793
Hotwire Funding LLC, 9.1880%, 6/20/54 (144A) 1,500,000 1,567,932
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 3.1500%, 7.4980%,
5/20/32 (144A)
‡
1,682,473 1,689,774
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 5.2500%, 9.5980%,
5/20/32 (144A)
‡
630,927 645,786
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 2.6000%, 6.9480%,
10/20/32 (144A)
‡
1,964,247 1,972,013
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 4.0000%, 8.3480%,
10/20/32 (144A)
‡
1,249,344 1,262,964
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 2.2500%, 6.5980%,
3/21/33 (144A)
‡
2,909,592 2,909,571
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 3.5000%, 7.8480%,
3/21/33 (144A)
‡
1,257,499 1,257,486
Jersey Mike's Funding, 5.6100%, 8/16/55 (144A) 4,600,000 4,629,877
Jersey Mike's Funding LLC, 4.4330%, 2/15/50 (144A) 1,975,000 1,954,659
JPMorgan Chase Bank NA, 8.4820%, 12/26/28 (144A) 898,883 900,845
LAD Auto Receivables Trust, 6.1500%, 6/16/31 (144A) 500,000 510,914
Lendbuzz Securitization Trust, 6.5200%, 7/16/29 (144A) 2,650,000 2,718,259
Lendbuzz Securitization Trust, 6.5800%, 9/15/29 (144A) 500,000 510,831
Lendbuzz Securitization Trust, 7.5800%, 9/15/30 (144A) 2,500,000 2,602,218
Lendbuzz Securitization Trust, 5.2800%, 4/15/31 (144A) 2,921,000 2,916,150
Lendbuzz Securitization Trust, 7.4500%, 5/15/31 (144A) 4,500,000 4,700,927
Lendbuzz Securitization Trust, 6.1800%, 4/15/32 (144A) 3,168,000 3,196,580
Libra Solutions LLC, 5.8800%, 9/30/38 (144A) 2,000,000 1,978,384
Luxury Lease Partners Auto Lease Trust, 7.2920%, 7/15/30 (144A) 400,987 401,622
Luxury Lease Partners Auto Lease Trust, 10.4910%, 7/15/30 (144A) 300,000 299,686
Marlette Funding Trust, 8.1500%, 4/15/33 (144A) 700,000 721,801
Marlette Funding Trust, 7.9200%, 6/15/33 (144A) 900,000 910,505
Marlette Funding Trust, 8.1500%, 12/15/33 (144A) 500,000 519,348
Marlette Funding Trust, 6.0200%, 7/16/35 (144A) 5,368,000 5,367,226
MetroNet Infrastructure Issuer LLC, 5.4000%, 8/20/55 (144A) 8,200,000 8,199,318
MVW LLC, 5.7500%, 9/22/42 (144A) 1,456,997 1,457,239
NetCredit Combined Receivables LLC, 7.4300%, 10/21/30 (144A) 430,201 431,750
New Economy Assets-Phase 1 Sponsor LLC, 1.9100%, 10/20/61 (144A) 615,000 503,409
NRM FNT1 Excess LLC, 7.3980%, 11/25/31 (144A)
Ç
4,739,984 4,767,871
Oak Street Investment Grade Net Lease Fund, 2.2100%, 11/20/50 (144A) 441,111 398,279
OnDeck Asset Securitization IV LLC, 5.5200%, 4/19/32 (144A) 4,500,000 4,493,380
OnDeck Asset Securitization IV LLC, 6.6400%, 4/19/32 (144A) 2,500,000 2,492,225
OnDeck Asset Securitization Trust IV LLC, 7.1500%, 6/17/31 (144A) 1,000,000 1,015,139
OnDeck Asset Securitization Trust IV LLC, 8.9900%, 6/17/31 (144A) 1,000,000 1,029,805
Pawneee Equipment Receivables LLC, 7.2300%, 7/17/28 (144A) 250,000 246,968
Pear LLC, 6.9500%, 2/15/36 (144A) 301,464 302,845
Post Road Equipment Finance LLC, 6.7700%, 10/15/30 (144A) 400,000 409,022
Post Road Equipment Finance LLC, 8.5000%, 12/15/31 (144A) 450,000 462,369
Post Road Equipment Finance LLC, 7.0800%, 5/17/32 (144A) 2,000,000 2,000,114
Prosper Marketplace Issuance Trust, 7.4800%, 7/16/29 (144A) 65,235 65,300
Prosper Marketplace Issuance Trust, 6.9600%, 8/15/29 (144A) 750,000 758,050

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
QTS Issuer ABS I LLC, 5.4390%, 5/25/55 (144A) $ 6,000,000 $ 6,028,597
QTS Issuer ABS I LLC, 5.9280%, 5/25/55 (144A) 1,442,000 1,447,299
RAM LLC, 6.6690%, 2/15/39 (144A) 1,051,850 1,053,353
RAM LLC, 7.7850%, 2/15/39 (144A) 432,856 434,192
RCKT Mortgage Trust, 6.3250%, 2/25/44 (144A)
‡
716,186 719,688
RCKT Mortgage Trust, 5.5460%, 9/25/44 (144A)
Ç
1,318,874 1,315,660
RCKT Mortgage Trust, 5.1580%, 10/25/44 (144A)
Ç
2,879,712 2,859,930
RCKT Mortgage Trust, 5.4896%, 11/25/44 (144A)
Ç
3,136,796 3,133,394
RCKT Mortgage Trust, 5.6408%, 11/25/44 (144A)
Ç
1,745,574 1,746,504
RCKT Mortgage Trust, 5.6830%, 12/25/44 (144A)
Ç
3,608,520 3,606,186
RCKT Mortgage Trust, 5.6530%, 1/25/45 (144A)
Ç
7,220,524 7,237,526
RCKT Mortgage Trust, 5.6030%, 2/25/55 (144A)
Ç
3,115,053 3,116,460
RCKT Mortgage Trust, 5.8110%, 4/25/55 (144A)
Ç
5,374,123 5,408,043
RCKT Mortgage Trust, 5.6870%, 5/25/55 (144A)
Ç
4,504,994 4,532,036
RCKT Mortgage Trust, 5.4720%, 6/25/55 (144A)
Ç
234,340 234,918
RCKT Mortgage Trust, 5.4780%, 7/25/55 (144A)
Ç
1,500,000 1,499,036
RCKT Trust, 5.4200%, 7/25/34 (144A) 1,750,000 1,747,333
RCKT Trust, 7.1200%, 7/25/34 (144A) 1,750,000 1,753,912
Reach ABS Trust, 6.9000%, 2/18/31 (144A) 2,295,000 2,369,564
Reach ABS Trust, 5.8800%, 7/15/31 (144A) 192,749 193,592
Reach ABS Trust, 8.8300%, 7/15/31 (144A) 1,000,000 1,049,001
Reach ABS Trust, 5.9900%, 8/16/32 (144A) 2,000,000 2,011,062
Reach ABS Trust, 5.6900%, 8/18/32 (144A) 3,533,000 3,538,630
ReadyCap Lending Small Business Loan Trust, US Prime Rate + 0.0700%,
7.5700%, 4/25/48 (144A)
‡
249,728 252,835
Saluda Grade Alternative Mortgage Trust, 7.0670%, 8/25/53 (144A)
‡
3,443,956 3,529,064
Saluda Grade Alternative Mortgage Trust, 6.7180%, 11/25/53 (144A)
‡
4,314,097 4,402,783
Saluda Grade Alternative Mortgage Trust, 6.6030%, 4/25/54 (144A)
Ç
1,905,077 1,899,988
Santander Bank Auto Credit-Linked Notes, 7.7620%, 6/15/32 (144A) 3,701,988 3,747,663
Santander Bank Auto Credit-Linked Notes, 10.1710%, 6/15/32 (144A) 3,248,070 3,269,647
Santander Bank Auto Credit-Linked Notes, 6.7990%, 1/18/33 (144A) 250,000 251,009
Santander Bank Auto Credit-Linked Notes, 8.8810%, 1/18/33 (144A) 900,000 905,260
Santander Bank Auto Credit-Linked Notes, 12.2310%, 1/18/33 (144A) 900,000 905,032
Santander Bank Auto Credit-Linked Notes, 10.0680%, 6/15/33 (144A) 51,361 51,767
Santander Bank Auto Credit-Linked Notes, 6.6630%, 12/15/33 (144A) 314,922 318,269
Santander Bank Auto Credit-Linked Notes, 8.4080%, 12/15/33 (144A) 1,574,608 1,589,220
Santander Consumer Auto Receivables Trust, 2.9700%, 6/15/28 (144A) 139,580 138,923
SBNA Auto Receivables Trust, 5.3400%, 9/15/31 (144A) 1,750,000 1,751,902
SBNA Auto Receivables Trust, 8.0000%, 4/15/32 (144A) 1,000,000 1,038,799
Sierra Timeshare Receivables Funding LLC, 7.4800%, 6/20/41 (144A) 544,355 548,311
Sierra Timeshare Receivables Funding LLC, 6.9300%, 8/20/41 (144A) 621,933 620,607
Sierra Timeshare Receivables Funding LLC, 6.7900%, 4/20/44 (144A) 4,650,000 4,653,941
SoFi Consumer Loan Program Trust, 5.7200%, 2/27/34 (144A) 3,000,000 3,019,781
Sotheby's Artfi Master Trust, 6.8300%, 12/22/31 (144A) 4,250,000 4,273,505
Sotheby's Artfi Master Trust, 7.9100%, 12/22/31 (144A) 1,000,000 1,017,083
Theorem Funding Trust, 8.9500%, 4/15/29 (144A) 900,000 914,377
Towd Point Mortgage Trust, 6.0490%, 1/25/64 (144A)
‡
672,382 673,685
Towd Point Mortgage Trust, 6.3500%, 2/25/64 (144A)
‡
823,457 827,604
Tricolor Auto Securitization Trust, 6.6100%, 10/15/27 (144A) 595,884 597,188
Tricolor Auto Securitization Trust, 6.9900%, 1/18/28 (144A) 500,000 504,521
Tricolor Auto Securitization Trust, 8.6100%, 4/17/28 (144A) 1,500,000 1,535,580
Tricolor Auto Securitization Trust, 5.7200%, 10/15/29 (144A) 11,502,000 11,509,652
Tricolor Auto Securitization Trust, 6.8400%, 4/15/31 (144A) 3,240,000 3,309,666
TSC SPV Funding LLC, 6.2910%, 8/20/54 (144A) 1,492,500 1,479,203

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
United Auto Credit Securitization Trust, 7.0600%, 10/10/29 (144A) $ 1,500,000 $ 1,511,784
United Auto Credit Securitization Trust, 8.3000%, 11/12/29 (144A) 1,000,000 1,024,671
Upstart Securitization Trust, 8.2500%, 10/20/33 (144A) 500,000 515,096
US Auto Funding Trust, 3.9800%, 4/15/25 (144A)
€
10,163 10,128
US Bank NA, 6.7890%, 8/25/32 (144A) 2,513,870 2,538,392
US Bank NA, 9.7850%, 8/25/32 (144A) 82,693 84,942
USB Auto Owner Trust, 4.9600%, 3/17/31 (144A) 1,500,000 1,507,998
USB Auto Owner Trust, 5.4000%, 12/15/32 (144A) 2,500,000 2,513,245
VB-S1 Issuer LLC-VBTEL, 6.6440%, 5/15/54 (144A) 1,500,000 1,517,707
VB-S1 Issuer LLC-VBTEL, 8.8710%, 5/15/54 (144A) 1,150,000 1,186,830
Vertical Bridge Holdings LLC, 3.2290%, 9/15/50 (144A) 1,750,000 1,743,081
Western Funding Auto Loan Trust, 5.3400%, 11/15/35 (144A) 1,389,000 1,388,795
Western Funding Auto Loan Trust, 5.7900%, 1/15/36 (144A) 2,500,000 2,497,941
Westgate Resorts LLC, 3.8380%, 8/20/36 (144A) 81,700 81,074
Westgate Resorts LLC, 10.1400%, 12/20/37 (144A) 139,376 142,121
Westgate Resorts LLC, 7.0600%, 1/20/38 (144A) 724,024 731,021
Westgate Resorts LLC, 9.2600%, 1/20/38 (144A) 724,024 733,445
Westlake Automobile Receivables Trust, 5.0800%, 5/15/31 (144A) 5,000,000 4,998,096
Westlake Automobile Receivables Trust, 5.5900%, 7/15/32 (144A) 2,379,000 2,409,677
Wingspire Equipment Finance LLC, 6.3100%, 9/20/32 (144A) 2,500,000 2,514,426
Total Asset-Backed Securities (cost $397,785,750) 400,324,016
Collateralized Loan Obligations - 0 .5%
Sandstone Peak III Ltd. 2024-1A C, CME Term SOFR 3 Month + 2.6500%,
6.9685%, 4/25/37 (144A)
‡
2,500,000 2,516,327
Zais CLO 11 Ltd. 2018-11A BR, CME Term SOFR 3 Month + 1.7900%, 6.1155%,
1/20/32 (144A)
‡
2,500,000 2,507,269
Total Collateralized Loan Obligations (cost $5,000,000) 5,023,596
Convertible Bond - 0 .2%
Consumer Staples - 0 .2%
Herbalife Ltd., 4.2500%, 6/15/28 (cost $1,416,860) 1,702,000 1,582,860
Corporate Bonds - 0 .8%
Communications - 0 .1%
AMC Networks, Inc., 10.2500%, 1/15/29 (144A) 755,000 774,800
Consumer, Non-cyclical - 0 .1%
Garda World Security Corp., 6.0000%, 6/1/29 (144A)# 1,333,000 1,307,490
Surgery Center Holdings, Inc., 7.2500%, 4/15/32 (144A) 310,000 318,744
1,626,234
Financial - 0 .6%
Atlas Warehouse Lending Co. LP, 6.2500%, 1/15/30 (144A) 4,854,000 4,896,794
Rithm Capital Corp., 8.0000%, 4/1/29 (144A) 1,417,000 1,447,484
6,344,278
Total Corporate Bonds (cost 8,640,242) 8,745,312
Mortgage-Backed Securities - 82 .7%
A&D Mortgage Trust , 5.7900% , 6/25/70 (144A)
‡
2,761,550 2,765,778
ABL , 7.4570% , 9/25/29 (144A)
Ç
5,160,000 5,133,691
ALA Trust
CME Term SOFR 1 Month + 1.7426%, 6.0846%, 6/15/40 (144A)
‡
3,500,000 3,518,994
CME Term SOFR 1 Month + 3.0907%, 7.4327%, 6/15/40 (144A)
‡
933,000 937,229
Angel Oak Mortgage Trust
5.7680%, 4/25/70 (144A)
Ç
1,896,306 1,899,388
5.7630%, 6/25/70 (144A)
‡
13,861 13,870
BAMLL Re-REMIC Trust
1.1369%, 11/27/48 (144A)
‡
400,119 384,223

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
BAMLL Re-REMIC Trust - (continued)
1.2115%, 11/27/48 (144A)
‡
$ 400,000 $ 385,975
0.0099%, 2/27/51 (144A)
‡
1,784,783 1,297,640
0.0000%, 11/27/51 (144A)
§
1,892,604 1,392,385
0.8637%, 9/27/52 (144A)
‡
2,405,067 2,065,289
BMP , CME Term SOFR 1 Month + 2.3905% , 6.7324% , 6/15/41 (144A)
‡
3,750,000 3,755,165
BPR Trust , 5.8500% , 11/5/41 (144A)
‡
2,610,000 2,536,934
Brean Asset-Backed Securities Trust
4.5000%, 5/25/64 (144A) 2,560,000 2,429,766
5.0000%, 9/25/64 (144A) 1,675,804 1,649,790
BX , CME Term SOFR 1 Month + 2.3645% , 6.7065% , 1/15/34 (144A)
‡
1,283,520 1,284,809
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.4380%, 7.7799%, 11/15/28 (144A)
‡
500,000 500,000
CME Term SOFR 1 Month + 2.6897%, 7.0316%, 3/15/34 (144A)
‡
2,000,000 2,002,375
CME Term SOFR 1 Month + 2.1145%, 6.4564%, 9/15/36 (144A)
‡
5,166,760 5,153,104
CME Term SOFR 1 Month + 1.5145%, 5.8565%, 6/15/38 (144A)
‡
4,164,505 4,163,194
CME Term SOFR 1 Month + 1.9409%, 6.2828%, 2/15/39 (144A)
‡
309,909 310,312
CME Term SOFR 1 Month + 2.6898%, 7.0318%, 2/15/39 (144A)
‡
4,737,182 4,742,536
CME Term SOFR 1 Month + 1.8920%, 6.2339%, 12/15/39 (144A)
‡
2,529,952 2,536,508
CME Term SOFR 1 Month + 2.6898%, 7.0317%, 3/15/41 (144A)
‡
3,963,114 3,962,760
7.7127%, 8/13/41 (144A)
‡
4,702,000 4,647,847
CME Term SOFR 1 Month + 2.2412%, 6.5832%, 10/15/41 (144A)
‡
1,918,360 1,919,650
CME Term SOFR 1 Month + 2.7905%, 7.1324%, 10/15/41 (144A)
‡
959,180 959,660
CME Term SOFR 1 Month + 2.8796%, 7.2196%, 10/15/41 (144A)
‡
3,991,885 4,020,568
CME Term SOFR 1 Month + 3.9266%, 8.2666%, 10/15/41 (144A)
‡
1,850,000 1,855,747
BX Trust
CME Term SOFR 1 Month + 3.4640%, 7.8060%, 10/15/26 (144A)
‡
2,040,266 1,981,097
CME Term SOFR 1 Month + 2.4401%, 6.7820%, 7/15/29 (144A)
‡
1,000,000 996,253
CME Term SOFR 1 Month + 2.8894%, 7.2313%, 7/15/29 (144A)
‡
3,130,000 3,116,319
CME Term SOFR 1 Month + 2.9413%, 7.2832%, 3/15/30 (144A)
‡
2,771,192 2,719,332
CME Term SOFR 1 Month + 2.4500%, 6.7919%, 6/15/35 (144A)
‡
6,000,000 5,999,620
CME Term SOFR 1 Month + 2.0099%, 6.3519%, 10/15/36 (144A)
‡
3,300,000 3,296,327
CME Term SOFR 1 Month + 2.3590%, 6.7010%, 10/15/36 (144A)
‡
1,500,000 1,497,860
CME Term SOFR 1 Month + 2.7080%, 7.0500%, 10/15/36 (144A)
‡
3,088,000 3,083,262
CME Term SOFR 1 Month + 2.1110%, 6.4529%, 4/15/39 (144A)
‡
1,942,500 1,934,023
CME Term SOFR 1 Month + 2.9592%, 7.3011%, 4/15/39 (144A)
‡
546,700 544,314
CME Term SOFR 1 Month + 2.5000%, 6.8419%, 6/15/40 (144A)
‡
4,000,000 4,010,245
CME Term SOFR 1 Month + 2.6400%, 6.9819%, 2/15/41 (144A)
‡
3,107,000 3,094,176
CME Term SOFR 1 Month + 1.9412%, 6.2831%, 4/15/41 (144A)
‡
1,179,288 1,180,353
CME Term SOFR 1 Month + 2.6901%, 7.0320%, 4/15/41 (144A)
‡
6,289,538 6,294,456
CME Term SOFR 1 Month + 3.7500%, 8.0500%, 7/15/44 (144A)
‡
6,640,000 6,644,993
BXHPP Trust
CME Term SOFR 1 Month + 0.7645%, 5.1065%, 8/15/36 (144A)
‡
820,000 790,466
CME Term SOFR 1 Month + 1.0145%, 5.3565%, 8/15/36 (144A)
‡
250,000 233,375
CME Term SOFR 1 Month + 1.2145%, 5.5565%, 8/15/36 (144A)
‡
1,950,000 1,751,019
BXP Trust
3.4248%, 6/13/39 (144A)
‡
2,310,000 2,172,369
3.4248%, 6/13/39 (144A)
‡
3,080,000 2,846,383

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
CALI Mortgage Trust , 4.1580% , 3/10/39 (144A) $ 1,700,000 $ 1,531,984
Chase Mortgage Finance Corp. , SOFR30A + 1.5500% , 5.9000% , 2/25/50
(144A)
‡
301,696 293,532
Citigroup Commercial Mortgage Trust , CME Term SOFR 1 Month + 4.6145% ,
8.9565% , 10/15/38 (144A)
‡
2,400,000 2,391,415
COMM Mortgage Trust
3.1400%, 10/10/36 (144A) 2,120,000 1,867,043
CME Term SOFR 1 Month + 2.8890%, 7.2309%, 6/15/41 (144A)
‡
1,250,000 1,236,890
CME Term SOFR 1 Month + 3.2890%, 7.6309%, 6/15/41 (144A)
‡
1,250,000 1,234,567
CONE Trust , CME Term SOFR 1 Month + 1.6417% , 5.9837% , 8/15/41 (144A)
‡
2,000,000 1,997,500
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 5.9000%, 10/25/41 (144A)
‡
615,785 617,706
SOFR30A + 2.0000%, 6.3500%, 11/25/41 (144A)
‡
915,750 923,071
SOFR30A + 3.3000%, 7.6500%, 11/25/41 (144A)
‡
1,141,001 1,168,456
SOFR30A + 1.6500%, 6.0000%, 12/25/41 (144A)
‡
6,219,572 6,255,869
SOFR30A + 2.7500%, 7.1000%, 12/25/41 (144A)
‡
2,250,000 2,293,407
SOFR30A + 6.0000%, 10.3500%, 12/25/41 (144A)
‡
4,900,000 5,140,622
SOFR30A + 1.8000%, 6.1500%, 1/25/44 (144A)
‡
520,000 525,239
SOFR30A + 1.8000%, 6.1500%, 2/25/44 (144A)
‡
331,138 334,447
SOFR30A + 1.0000%, 5.3500%, 7/25/44 (144A)
‡
1,092,583 1,092,073
SOFR30A + 1.7000%, 6.0500%, 7/25/44 (144A)
‡
3,000,000 3,011,953
SOFR30A + 1.6000%, 5.9500%, 9/25/44 (144A)
‡
2,647,442 2,658,355
SOFR30A + 1.1000%, 5.4497%, 1/25/45 (144A)
‡
8,117,708 8,128,887
SOFR30A + 1.5000%, 5.8497%, 1/25/45 (144A)
‡
1,054,000 1,054,723
SOFR30A + 1.2000%, 5.5500%, 5/25/45 (144A)
‡
3,976,243 3,979,025
SOFR30A + 1.5000%, 5.8500%, 5/25/45 (144A)
‡
5,168,240 5,177,171
COOPR Residential Mortgage Trust
5.6540%, 5/25/60 (144A)
Ç
4,007,991 4,014,899
5.5020%, 6/25/60 (144A)
Ç
2,193,783 2,197,236
CSMC Trust
CME Term SOFR 1 Month + 2.1145%, 6.4565%, 11/15/38 (144A)
‡
3,446,000 3,421,949
CME Term SOFR 1 Month + 3.6145%, 7.9565%, 11/15/38 (144A)
‡
300,000 293,557
DC Trust , 7.0360% , 4/13/40 (144A)
‡
1,500,000 1,491,104
DROP Mortgage Trust , CME Term SOFR 1 Month + 1.2645% , 5.6065% , 10/15/43
(144A)
‡
1,250,000 1,209,629
EFMT , 5.8770% , 1/25/60 (144A)
Ç
2,354,306 2,364,811
Extended Stay America Trust
CME Term SOFR 1 Month + 2.9645%, 7.3065%, 7/15/38 (144A)
‡
428,864 430,602
CME Term SOFR 1 Month + 3.8145%, 8.1565%, 7/15/38 (144A)
‡
2,959,161 2,959,177
FHLMC STACR REMIC Trust
SOFR30A + 1.6500%, 6.0000%, 1/25/34 (144A)
‡
63,290 63,534
SOFR30A + 2.1000%, 6.4500%, 9/25/41 (144A)
‡
4,100,848 4,136,730
SOFR30A + 3.3500%, 7.7000%, 9/25/41 (144A)
‡
2,000,000 2,042,500
SOFR30A + 6.2500%, 10.6000%, 9/25/41 (144A)
‡
6,288,000 6,555,490
SOFR30A + 7.5000%, 11.8500%, 10/25/41 (144A)
‡
6,250,000 6,637,148
SOFR30A + 1.8000%, 6.1500%, 11/25/41 (144A)
‡
5,274,435 5,312,313
SOFR30A + 3.6500%, 8.0000%, 11/25/41 (144A)
‡
1,000,000 1,029,349
SOFR30A + 2.3500%, 6.7000%, 12/25/41 (144A)
‡
1,600,000 1,622,500
SOFR30A + 7.0000%, 11.3500%, 12/25/41 (144A)
‡
3,719,000 3,935,815
SOFR30A + 7.1000%, 11.4500%, 1/25/42 (144A)
‡
2,350,000 2,505,522
SOFR30A + 3.7500%, 8.1000%, 2/25/42 (144A)
‡
2,340,071 2,429,854
SOFR30A + 1.9500%, 6.3000%, 2/25/44 (144A)
‡
382,632 387,452
SOFR30A + 2.0000%, 6.3500%, 3/25/44 (144A)
‡
3,000,000 3,036,570
SOFR30A + 1.8000%, 6.1500%, 8/25/44 (144A)
‡
3,620,000 3,646,019

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC STACR REMIC Trust - (continued)
SOFR30A + 1.4500%, 5.8000%, 10/25/44 (144A)
‡
$ 990,000 $ 991,895
SOFR30A + 1.1500%, 5.5000%, 2/25/45 (144A)
‡
5,190,704 5,192,524
SOFR30A + 1.6500%, 6.0000%, 2/25/45 (144A)
‡
16,814,815 16,881,155
SOFR30A + 1.5000%, 5.8500%, 5/25/45 (144A)
‡
5,510,949 5,516,895
FHLMC, REMIC , SOFR30A + 1.0000% , 5.3500% , 6/25/55
‡
11,923,954 11,902,459
Finance of America Structured Securities Trust
3.5000%, 4/25/74 (144A) 2,830,875 2,721,592
3.5000%, 2/25/75 (144A) 2,831,464 2,709,451
FNMA, REMIC
SOFR30A + 1.1000%, 5.4500%, 3/25/55
‡
12,964,396 12,905,471
SOFR30A + 1.2000%, 5.5500%, 3/25/55
‡
4,989,783 4,973,187
FNMA/FHLMC UMBS, 30 Year, Single Family
3.0000%, TBA, 30 Year Maturity
^
25,640,000 21,945,507
3.5000%, TBA, 30 Year Maturity
^
30,930,000 27,636,605
4.0000%, TBA, 30 Year Maturity
^
1,738,000 1,602,834
4.5000%, TBA, 30 Year Maturity
^
25,880,000 24,549,432
5.0000%, TBA, 30 Year Maturity
^
61,479,000 59,838,371
5.5000%, TBA, 30 Year Maturity
^
65,610,000 65,262,792
6.0000%, TBA, 30 Year Maturity
^
57,605,000 58,401,101
6.5000%, TBA, 30 Year Maturity
^
60,613,000 62,507,762
FREMF Mortgage Trust , 5.6346% , 11/25/28 (144A)
‡
4,000,000 3,692,322
FS Commercial Mortgage Trust , 9.0801% , 11/10/39 (144A)
‡
5,750,000 5,843,552
Galaxy Senior Participation Interest Trust 1 , 0.0000% , 7/31/26
¢ ,‡
3,107,318 3,123,930
GNMA , CME Term SOFR 1 Month + 0.2645% , 4.6151% , 8/20/35
‡
106,402 104,771
Great Wolf Trust
CME Term SOFR 1 Month + 2.3910%, 6.7329%, 3/15/39 (144A)
‡
700,000 701,680
CME Term SOFR 1 Month + 2.8900%, 7.2319%, 3/15/39 (144A)
‡
4,425,000 4,436,428
GS Mortgage-Backed Securities Trust , 4.1000% , 7/25/65 (144A)
Ç
2,285,754 2,188,652
GWT , CME Term SOFR 1 Month + 3.6384% , 7.9804% , 5/15/41 (144A)
‡
2,000,000 2,008,505
Homeward Opportunities Fund Trust
7.1200%, 7/25/29 (144A)
Ç
3,070,000 3,084,446
8.5700%, 7/25/29 (144A)
Ç
3,391,000 3,403,022
5.4760%, 3/25/40 (144A)
Ç
7,650,000 7,641,115
Hudsons Bay Simon JV Trust
3.9141%, 8/5/34 (144A) 43,123 42,809
4.1545%, 8/5/34 (144A) 2,210,000 2,155,813
4.6662%, 8/5/34 (144A) 140,000 138,709
4.9056%, 8/5/34 (144A) 2,500,000 2,427,640
5.1590%, 8/5/34 (144A)
‡
410,000 404,068
5.4470%, 8/5/34 (144A)
‡
859,000 802,666
IRV Trust , 5.7304% , 3/14/47 (144A)
‡
4,200,000 4,090,670
J.P. Morgan Mortgage Trust
6.0190%, 6/25/54 (144A)
Ç
4,521,348 4,528,072
5.5000%, 11/25/55 (144A)
Ç
5,051,747 5,043,490
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 6.7167%, 10/25/57 (144A)
‡
6,411,998 6,575,169
CME Term SOFR 1 Month + 2.6145%, 6.9667%, 10/25/57 (144A)
‡
4,631,911 4,748,880
CME Term SOFR 1 Month + 3.4645%, 7.8167%, 10/25/57 (144A)
‡
386,591 399,133
CME Term SOFR 1 Month + 4.4645%, 8.8167%, 10/25/57 (144A)
‡
755,798 797,209

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
JW Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.3901% ,
6.7320% , 6/15/39 (144A)
‡
$ 1,500,000 $ 1,499,206
KRE Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3000% ,
5.6419% , 3/15/42 (144A)
‡
5,902,000 5,895,142
LHOME Mortgage Trust
7.0170%, 1/25/29 (144A)
Ç
2,311,000 2,323,026
7.1280%, 3/25/29 (144A)
Ç
321,901 324,457
8.8970%, 3/25/29 (144A)
Ç
1,175,000 1,185,160
6.9000%, 5/25/29 (144A)
Ç
3,040,000 3,067,944
8.3730%, 5/25/29 (144A)
Ç
1,400,000 1,410,248
6.0920%, 7/25/39 (144A)
Ç
3,130,000 3,126,629
5.7510%, 9/25/39 (144A)
Ç
3,766,000 3,747,104
Life Mortgage Trust
CME Term SOFR 1 Month + 1.8645%, 6.2065%, 3/15/38 (144A)
‡
1,050,000 1,040,229
CME Term SOFR 1 Month + 2.4645%, 6.8065%, 3/15/38 (144A)
‡
1,484,000 1,466,427
CME Term SOFR 1 Month + 2.0931%, 6.4351%, 5/15/39 (144A)
‡
2,250,000 2,051,388
CME Term SOFR 1 Month + 2.5419%, 6.8839%, 5/15/39 (144A)
‡
2,215,000 2,029,832
Mello Warehouse Securitization Trust , CME Term SOFR 1 Month + 5.2500% ,
9.6022% , 10/25/57 (144A)
‡
542,000 539,077
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.7154%, 7.0574%, 4/15/38 (144A)
‡
2,660,000 2,662,928
CME Term SOFR 1 Month + 3.3154%, 7.6574%, 4/15/38 (144A)
‡
1,020,000 1,021,464
MKT Mortgage Trust , 2.9406% , 2/12/40 (144A)
‡
1,541,000 1,019,640
MTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.8956%, 6.2456%, 3/15/39 (144A)
‡
2,500,000 2,498,450
CME Term SOFR 1 Month + 2.9428%, 7.2928%, 3/15/39 (144A)
‡
1,175,000 1,174,305
CME Term SOFR 1 Month + 5.2852%, 9.6352%, 3/15/39 (144A)
‡
1,000,000 999,507
New Residential Mortgage Loan Trust , 7.1010% , 3/25/39 (144A)
Ç
2,677,000 2,696,990
NRM FHT1 Excess Owner LLC , 6.5450% , 3/25/32 (144A)
Ç
5,696,531 5,707,464
NYC Commercial Mortgage Trust , 5.8329% , 6/10/42 (144A) 7,007,000 6,773,867
OPEN Trust , CME Term SOFR 1 Month + 3.8380% , 8.1799% , 11/15/40 (144A)
‡
2,080,000 2,080,407
PRET LLC , 6.3677% , 4/25/55 (144A)
Ç
5,250,028 5,261,897
PRET Trust
4.0000%, 8/25/64 (144A)
Ç
1,001,736 957,208
4.1500%, 4/25/65 (144A)
Ç
6,125,828 5,878,477
4.0000%, 7/25/69 (144A)
Ç
6,314,247 6,049,996
PRPM LLC
6.4690%, 5/25/30 (144A)
Ç
3,273,471 3,270,981
5.9290%, 7/25/30 (144A)
Ç
12,083,000 12,053,545
5.7740%, 8/25/30 (144A)
‡
4,788,000 4,788,508
3.2500%, 4/25/55 (144A)
Ç
2,303,084 2,214,836
3.0000%, 5/25/55 (144A)
Ç
1,313,281 1,221,352
5.2500%, 7/25/55 (144A)
Ç
300,000 288,730
5.2500%, 7/25/55 (144A)
Ç
2,690,000 2,681,091
5.2500%, 7/25/55 (144A)
Ç
369,875 362,151
Rain City Mortgage Trust , 8.0210% , 11/25/29 (144A)
‡
560,000 561,960
RCKT Mortgage Trust , 6.5150% , 6/25/43 (144A)
‡
325,259 326,403
Saluda Grade Alternative Mortgage Trust
7.0000%, 4/25/29 (144A)
Ç
4,731,912 4,698,083
7.5000%, 2/25/30 (144A)
Ç
3,721,485 3,735,768
7.7620%, 4/25/30 (144A)
Ç
1,640,000 1,663,248
7.4390%, 7/25/30 (144A)
Ç
2,941,750 2,971,312
8.6830%, 7/25/30 (144A)
Ç
1,450,000 1,463,751

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
SCG Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.7500%, 7.1000%, 8/15/30 (144A)
‡
$ 667,000 $ 667,000
CME Term SOFR 1 Month + 2.9500%, 7.2919%, 3/15/35 (144A)
‡
3,350,000 3,328,827
SMRT , CME Term SOFR 1 Month + 3.3500% , 7.6920% , 1/15/39 (144A)
‡
2,025,000 1,964,344
SREIT Trust , CME Term SOFR 1 Month + 2.7327% , 7.0747% , 11/15/36 (144A)
‡
2,334,000 2,330,759
STWD Trust
CME Term SOFR 1 Month + 1.4895%, 5.8315%, 7/15/36 (144A)
‡
1,200,000 1,198,363
CME Term SOFR 1 Month + 2.7870%, 7.1290%, 7/15/36 (144A)
‡
2,937,600 2,933,164
SWCH Commercial Mortgage Trust , CME Term SOFR 1 Month + 3.3402% ,
7.6822% , 2/15/42 (144A)
‡
150,000 149,208
TYSN Mortgage Trust , 6.5797% , 12/10/33 (144A)
‡
500,000 525,578
Vista Point Securitization Trust , 5.6010% , 8/25/55 (144A)
‡
9,500,000 9,500,000
Vontive Mortgage Trust , 6.5070% , 3/25/30 (144A)
Ç
3,672,000 3,680,574
WB Commercial Mortgage Trust
6.9033%, 3/15/40 (144A)
‡
2,500,000 2,508,266
8.0108%, 3/15/40 (144A)
‡
500,000 504,805
Wells Fargo Commercial Mortgage Trust
6.2262%, 7/15/35 (144A)
‡
2,500,000 2,509,492
6.1762%, 3/15/38 (144A)
‡
2,776,000 2,773,229
6.9072%, 3/15/38 (144A)
‡
1,735,000 1,731,617
CME Term SOFR 1 Month + 3.0892%, 7.4311%, 8/15/41 (144A)
‡
3,100,000 3,093,333
Worldwide Plaza Trust , 3.5263% , 11/10/36 (144A) 528,000 378,337
Total Mortgage-Backed Securities (cost $845,352,147) 847,537,992
Common Stock - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Churchill Downs, Inc. (cost $320,766) 2,695 288,473
Exchange Traded Fund - 3 .9%
Janus Henderson B-BBB CLO ETF
£
(cost $40,145,173) 827,925 40,121,246
Investment Companies - 5 .6%
Money Market Funds - 5 .6%
Janus Henderson Cash Liquidity Fund LLC, 4.3597%
£,∞
(cost $57,184,975) 57,183,301 57,194,737
Investments Purchased with Cash Collateral from Securities Lending - 0 .1%
Investment Companies - 0 .1%
Janus Henderson Cash Collateral Fund LLC, 4.2961%
£,∞
809,190 809,190
Time Deposits - 0.0%
Royal Bank of Canada, 4.3100%, 8/1/25 202,298 202,298
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $1,011,488) 1,011,488
Total Investments (total cost $ 1,356,857,401 ) - 132 .8% 1,361,829,720
Liabilities, net of Cash, Receivables and Other Assets - (32.8%) (336,641,147)
Net Assets - 100.0% $1,025,188,573

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,358,524,158 99 .8%
Cayman Islands 1,998,072 0 .1
Canada 1,307,490 0 .1
Total $1,361,829,720 100 .0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (3.6)%
Mortgage-Backed Securities - (3.6)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 2.5000%, TBA, 30 Year Maturity
^
$ (44,565,000) $ (36,513,174)
Total Securities Sold Short (proceeds $36,454,518) $ (36,513,174)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (36,513,174) 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/25
............. Shares
Held at
7/31/25
Dividend
Income
Investment Company - 9.5%
Exchange Traded Fund - 3.9%
Janus Henderson AAA
CLO ETF $ – $ 31,420,372 $ (31,048,439) $ (371,933) $ – $ – – $ 282,505
Janus Henderson B-BBB
CLO ETF – 70,889,138 (29,824,741) (919,224) (23,927) 40,121,246 827,925 723,364
Money Market Funds - 5.6%
Janus Henderson Cash
Liquidity Fund LLC,
4.3597%
∞
13,588,210 614,347,136 (570,740,221) (10,150) 9,762 57,194,737 57,183,301 1,149,870
Investments Purchased
with Cash Collateral from
Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash
Collateral Fund LLC,
4.2961%
∞
– 3,762,891 (2,953,701) – – 809,190 809,190 12,455
Δ
Total Affiliated Investments
- 9.6% $13,588,210 $720,419,537 $(634,567,102) $(14,165) $98,125,173 $2,168,194

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
3 Month SOFR 125 3/17/26 $ 29,990,625 $ (17,419)
3 Month SOFR 125 9/15/26 30,134,375 115,394
3 Month SOFR 125 12/15/26 30,192,188 173,206
3 months SOFR 125 6/16/26 30,056,250 38,831
U.S. Treasury 2 Year Notes 529 9/30/25 109,494,735 (83,153)
U.S. Treasury 5 Year Notes 932 9/30/25 100,816,188 157,833
Total - Futures Long 384,692
Futures Short:
U.S. Treasury 10 Year Notes 135 9/19/25 (14,993,438) (113,685)
U.S. Treasury 10 Year Ultra Bonds 307 9/19/25 (34,714,984) (330,878)
U.S. Treasury Ultra Bonds 107 9/19/25 (12,552,438) (147,291)
Total - Futures Short (591,854)
Total $(207,162)
Schedule of Exchange-Traded Written Call Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
100 oz Gold 25 3,585.00 USD 08/26/2025 $ 2,500 $ (7,470) $ 970 $ (6,500)
S&P 500 Emini Index 70 6,650.00 USD 09/19/2025 3,500 (95,302) 29,677 (65,625)
U.S. Treasury 10 Year Notes 25 113.00 USD 08/22/2025 2,500,000 (2,698) 354 (2,344)
U.S. Treasury 5 Year Notes 207 109.50 USD 08/22/2025 20,700,000 (15,871) 2,934 (12,937)
$(121,341) $33,935 $(87,406)
Schedule of Exchange-Traded Written Put Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
100 oz Gold 25 3,000.00 USD 08/26/2025 $ 2,500 $ (2,765) $ (235) $ (3,000)
S&P 500 Emini Index 70 6,050.00 USD 09/19/2025 3,500 (153,052) (22,824) (175,876)
U.S. Treasury 10 Year Notes 25 110.00 USD 08/22/2025 2,500,000 (5,042) 355 (4,687)
U.S. Treasury 5 Year Notes 207 107.50 USD 08/22/2025 20,700,000 (22,340) (5,152) (27,492)
$(183,199) $(27,856) $(211,055)
Schedule of OTC Total Return Swaps
Counterparty/Return Paid by the Fund Return Received by Fund
Payment
Frequency
Termination
Date
Notional
Amount
Swap Contracts,
at Value and
Unrealized
Appreciation/
(Depreciation)
JPMorgan Chase Bank NA:1 day SOFR + 0.19% Janus Henderson AAA CLO ETF Quarterly 01/26/2026 USD 920,527 $ 32,205

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2025
Futures contracts:
Average notional amount of contracts - long $253,835,967
Average notional amount of contracts - short 40,818,127
Total return swaps:
Average notional amount 102,281
Options:
Average value of option contracts written 113,494

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFR90A Secured Overnight Financing Rate 90 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended July 31, 2025 is
$3,123,930, which represents 0.3% of net assets.
# Loaned security; a portion of the security is on loan at July 31, 2025.
∞ Rate shown is the 7-day yield as of July 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
€ Security is in default, thus not accruing interest income. The rate and maturity date shown is as of the contractual maturity date.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2025 is $897,919,865 which represents 87.6% of net assets.
§ PO – Principal Only
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 400,324,016 $ — $ 400,324,016
Collateralized Loan Obligations — 5,023,596 — 5,023,596
Convertible Bond — 1,582,860 — 1,582,860
Corporate Bonds — 8,745,312 — 8,745,312
Mortgage-Backed Securities — 844,414,062 3,123,930 847,537,992
Common Stock 288,473 — — 288,473
Exchange Traded Fund 40,121,246 — — 40,121,246
Investment Companies — 57,194,737 — 57,194,737
Investments Purchased with Cash
Collateral from Securities Lending — 1,011,488 — 1,011,488
Total Investments in Securities $ 40,409,719 $ 1,318,296,071 $ 3,123,930 $ 1,361,829,720
Other Financial Instruments
(a)
:
Futures Contracts $ 485,264 $ — $ — $ 485,264
Total Return Swap — 32,205 — 32,205
Total Other Financial Instruments $ 485,264 $ 32,205 $ — $ 517,469
Total Assets $ 40,894,983 $ 1,318,328,276 $ 3,123,930 $ 1,362,347,189
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 36,513,174 $ — $ 36,513,174
Other Financial Instruments
(a)
:
Futures Contracts $ 692,426 $ — $ — $ 692,426
Options Written, at Value 298,461 — — 298,461
Total Liabilities $ 990,887 $ 36,513,174 $ — $ 37,504,061
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Securitized Income ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Securitized Income ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-70601 09-25